Investments (Details) - Schedule of fair value of level 3 financial assets - Fair value of Level 3 financial assets [Member] - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Investments (Details) - Schedule of fair value of level 3 financial assets [Line Items]
Sensitivity of fair value of financial assets percentage		+/-10	+/-10
Positive impact		$ 676	$ 572
Negative impact		$ (676)	$ (572)
Valuation variables	[1]	Market multiples applied to a range of financial performance measures****	Market multiples applied to a range of financial performance measures****

[1]	As at 30 June 2021, the fair value measurement of the unquoted equity investment valued at USD 6,427 thousand (30 June 2020: USD 6,504 thousand) was based on a combination of valuation multiples, with greater weight given to price to book value multiple. This has implied an equity value range of USD 5,778 thousand to USD 7,076 thousand (30 June 2020: USD 6,011 thousand to USD 6,997 thousand).